Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a)
................. 92 $ 48,388
General Dynamics Corp. ................ 1,647 448,939
HEICO Corp. , Class A .................. 731 154,219
Lockheed Martin Corp. ................. 3,127 1,396,862
Northrop Grumman Corp. ............... 3,310 1,694,753
RTX Corp. ......................... 1,289 170,741
3,913,902
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc. ... 1,874 225,349
FedEx Corp. ........................ 2,426 591,410
United Parcel Service, Inc. , Class B ........ 1,274 140,127
956,886
Automobile Components — 0.5%
BorgWarner, Inc.
(b)
.................... 28,943 829,217
Automobiles — 1.3%
General Motors Co. ................... 3,264 153,506
Tesla, Inc.
(a)
......................... 8,603 2,229,553
2,383,059
Banks — 3.8%
Bank of America Corp. ................. 59,749 2,493,326
Citigroup, Inc. ....................... 6,204 440,422
JPMorgan Chase & Co. ................ 8,860 2,173,358
PNC Financial Services Group, Inc. (The) .... 10,241 1,800,060
6,907,166
Beverages — 0.8%
Coca-Cola Co. (The) .................. 16,329 1,169,483
Constellation Brands, Inc. , Class A
(b)
........ 1,166 213,984
1,383,467
Biotechnology — 3.5%
AbbVie, Inc. ........................ 5,964 1,249,577
Amgen, Inc. ........................ 1,374 428,070
Biogen, Inc.
(a)
....................... 6,447 882,207
BioMarin Pharmaceutical, Inc.
(a)
........... 9,061 640,522
Exelixis, Inc.
(a)
....................... 884 32,637
Gilead Sciences, Inc. .................. 7,653 857,519
Incyte Corp.
(a)
....................... 3,276 198,362
Ionis Pharmaceuticals, Inc.
(a) (b)
............ 1,877 56,629
Natera, Inc.
(a)
....................... 2,817 398,352
Neurocrine Biosciences, Inc.
(a)
............ 6,844 756,946
Regeneron Pharmaceuticals, Inc. .......... 812 514,995
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 2,842 102,909
United Therapeutics Corp.
(a)
.............. 800 246,616
6,365,341
Broadline Retail — 4.3%
(a)
Amazon.com, Inc. .................... 38,323 7,291,334
Etsy, Inc. .......................... 8,304 391,783
7,683,117
Building Products — 0.3%
Trane Technologies plc ................. 1,845 621,617
Capital Markets — 4.7%
Charles Schwab Corp. (The) ............. 12,379 969,028
CME Group, Inc. , Class A ............... 3,422 907,822
Evercore, Inc. , Class A ................. 125 24,965
Interactive Brokers Group, Inc. , Class A ...... 367 60,772
Intercontinental Exchange, Inc. ........... 8,317 1,434,683
Invesco Ltd. ........................ 18,819 285,484
Moody's Corp. ....................... 4,001 1,863,226
Morgan Stanley ...................... 17,932 2,092,126
Security
Shares
Shares Value
Capital Markets (continued)
MSCI, Inc. ......................... 452 $ 255,606
S&P Global, Inc. ..................... 1,251 635,633
8,529,345
Chemicals — 0.4%
DuPont de Nemours, Inc. ............... 2,367 176,767
Huntsman Corp. ..................... 3,758 59,339
LyondellBasell Industries NV , Class A
(b)
...... 5,299 373,050
Mosaic Co. (The) ..................... 1,424 38,462
647,618
Commercial Services & Supplies — 0.9%
Cintas Corp. ........................ 8,289 1,703,638
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 376 29,133
Juniper Networks, Inc. ................. 1,132 40,967
Motorola Solutions, Inc. ................ 3,451 1,510,882
1,580,982
Construction & Engineering — 0.5%
Comfort Systems USA, Inc. .............. 1,484 478,338
MasTec, Inc.
(a)
....................... 4,255 496,601
974,939
Consumer Finance — 0.5%
American Express Co. ................. 3,669 987,144
Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp. ................ 3,034 2,869,496
Target Corp. ........................ 2,624 273,841
Walmart, Inc.
(b)
...................... 27,553 2,418,878
5,562,215
Containers & Packaging — 0.9%
Crown Holdings, Inc. .................. 1,911 170,576
Packaging Corp. of America ............. 7,088 1,403,566
1,574,142
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.
(a)
...... 1,069 135,806
Diversified Telecommunication Services — 0.4%
AT&T, Inc. .......................... 1,682 47,567
Verizon Communications, Inc. ............ 13,015 590,360
637,927
Electric Utilities — 1.3%
Edison International ................... 385 22,684
Entergy Corp. ....................... 15,766 1,347,836
OGE Energy Corp. .................... 10,098 464,104
PG&E Corp. ........................ 6,244 107,272
Pinnacle West Capital Corp. ............. 4,317 411,194
2,353,090
Electrical Equipment — 0.9%
AMETEK, Inc. ....................... 1,179 202,953
Eaton Corp. plc ...................... 5,134 1,395,575
GE Vernova, Inc. ..................... 145 44,266
1,642,794
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. , Class A ............... 22,737 1,491,320
Flex Ltd.
(a)
.......................... 3,165 104,698
1,596,018
Energy Equipment & Services — 0.3%
Halliburton Co. ...................... 18,181 461,252

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 0.7%
Netflix, Inc.
(a)
........................ 1,411 $ 1,315,800
Financial Services — 2.7%
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,547 1,356,481
Mastercard, Inc. , Class A ................ 1,282 702,690
Visa, Inc. , Class A .................... 8,269 2,897,954
4,957,125
Food Products — 0.1%
Ingredion, Inc.
(b)
...................... 577 78,016
Tyson Foods, Inc. , Class A .............. 392 25,014
103,030
Ground Transportation — 0.3%
Knight-Swift Transportation Holdings, Inc. .... 4,156 180,744
Uber Technologies, Inc.
(a)
............... 5,572 405,976
586,720
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories ................... 3,176 421,296
Boston Scientific Corp.
(a)
................ 9,907 999,418
Dexcom, Inc.
(a)
...................... 2,582 176,325
Edwards Lifesciences Corp.
(a)
............ 6,069 439,881
Intuitive Surgical, Inc.
(a)
................. 473 234,263
Medtronic plc ....................... 19,097 1,716,057
Stryker Corp. ....................... 480 178,680
4,165,920
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.
(a)
............. 594 18,010
Cardinal Health, Inc. ................... 2,958 407,524
Centene Corp.
(a)
..................... 17,170 1,042,391
Cigna Group (The) .................... 486 159,894
Elevance Health, Inc. .................. 551 239,663
Encompass Health Corp. ............... 3,504 354,885
HCA Healthcare, Inc. .................. 2,621 905,686
Tenet Healthcare Corp.
(a)
................ 1,150 154,675
UnitedHealth Group, Inc. ................ 3,692 1,933,685
Universal Health Services, Inc. , Class B ..... 1,894 355,883
5,572,296
Health Care REITs — 0.5%
Ventas, Inc. ........................ 12,826 881,916
Health Care Technology — 0.1%
(a)
Doximity, Inc. , Class A ................. 855 49,616
Veeva Systems, Inc. , Class A ............. 677 156,813
206,429
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc. , Class A
(a)
.................. 2,040 243,698
Booking Holdings, Inc. ................. 550 2,533,800
Chipotle Mexican Grill, Inc.
(a)
............. 1,922 96,504
DoorDash, Inc. , Class A
(a)
............... 4,975 909,281
Texas Roadhouse, Inc. ................. 1,252 208,621
3,991,904
Household Durables — 0.8%
DR Horton, Inc. ...................... 2,787 354,311
Garmin Ltd. ......................... 1,349 292,908
NVR, Inc.
(a)
......................... 19 137,644
Taylor Morrison Home Corp.
(a)
............ 4,476 268,739
Toll Brothers, Inc. ..................... 2,949 311,385
1,364,987
Security
Shares
Shares Value
Household Products — 1.5%
Colgate-Palmolive Co. ................. 22,616 $ 2,119,119
Procter & Gamble Co. (The) ............. 3,276 558,296
2,677,415
Industrial Conglomerates — 0.2%
Honeywell International, Inc. ............. 1,822 385,809
Insurance — 2.4%
Allstate Corp. (The) ................... 3,361 695,962
First American Financial Corp. ............ 294 19,295
Globe Life, Inc. ...................... 2,195 289,125
Hanover Insurance Group, Inc. (The) ....... 765 133,072
Progressive Corp. (The) ................ 4,298 1,216,377
Travelers Cos., Inc. (The) ............... 7,419 1,962,029
4,315,860
Interactive Media & Services — 6.6%
Alphabet, Inc. , Class A ................. 28,623 4,426,261
Alphabet, Inc. , Class C ................. 16,928 2,644,661
Meta Platforms, Inc. , Class A ............. 8,253 4,756,699
Pinterest, Inc. , Class A
(a)
................ 3,483 107,973
11,935,594
IT Services — 0.6%
Accenture plc , Class A ................. 3,716 1,159,541
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. ............... 1,104 129,146
Thermo Fisher Scientific, Inc. ............. 1,704 847,910
977,056
Machinery — 1.9%
Caterpillar, Inc. ...................... 1,013 334,087
Cummins, Inc. ....................... 1,759 551,341
Flowserve Corp. ..................... 6,069 296,410
Parker-Hannifin Corp. .................. 3,653 2,220,476
Pentair plc ......................... 491 42,953
3,445,267
Media — 1.0%
Comcast Corp. , Class A ................ 42,886 1,582,493
Fox Corp. , Class B .................... 477 25,143
New York Times Co. (The) , Class A ......... 2,995 148,552
1,756,188
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. ................ 14,541 550,522
Nucor Corp. ........................ 4,968 597,849
1,148,371
Multi-Utilities — 0.4%
CMS Energy Corp. .................... 6,184 464,480
Consolidated Edison, Inc. ............... 1,960 216,757
681,237
Oil, Gas & Consumable Fuels — 3.1%
Cheniere Energy, Inc. .................. 3,584 829,337
Chevron Corp. ....................... 4,855 812,193
ConocoPhillips ...................... 4,789 502,941
Devon Energy Corp. ................... 38,587 1,443,154
Marathon Petroleum Corp. .............. 2,960 431,242
Targa Resources Corp. ................. 3,793 760,383
Valero Energy Corp. ................... 2,734 361,079
Williams Cos., Inc. (The) ................ 6,210 371,110
5,511,439
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 10,146 442,366

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. ................ 653 $ 39,826
Eli Lilly & Co. ....................... 2,600 2,147,366
Merck & Co., Inc. ..................... 14,079 1,263,731
Pfizer, Inc. ......................... 50,626 1,282,863
Zoetis, Inc. , Class A ................... 1,654 272,331
5,006,117
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp. ......... 1,280 133,862
CACI International, Inc. , Class A
(a) (b)
........ 319 117,048
250,910
Retail REITs — 1.5%
Brixmor Property Group, Inc. ............. 1,462 38,816
Kimco Realty Corp. ................... 23,887 507,360
NNN REIT, Inc. ...................... 623 26,571
Simon Property Group, Inc. .............. 12,682 2,106,227
2,678,974
Semiconductors & Semiconductor Equipment — 8.9%
Advanced Micro Devices, Inc.
(a)
........... 6,647 682,913
Broadcom, Inc. ...................... 15,728 2,633,339
Lam Research Corp. .................. 15,948 1,159,419
Marvell Technology, Inc. ................ 10,114 622,719
NVIDIA Corp. ....................... 87,113 9,441,307
Onto Innovation, Inc.
(a)
................. 647 78,507
QUALCOMM, Inc. .................... 9,642 1,481,108
16,099,312
Software — 10.1%
Adobe, Inc.
(a)
........................ 3,393 1,301,317
AppLovin Corp. , Class A
(a)
............... 638 169,051
Autodesk, Inc.
(a)
...................... 4,479 1,172,602
Cadence Design Systems, Inc.
(a)
.......... 583 148,274
Datadog, Inc. , Class A
(a)
................ 1,519 150,700
Elastic NV
(a)
........................ 1,691 150,668
Fair Isaac Corp.
(a)
..................... 187 344,858
Fortinet, Inc.
(a)
....................... 13,099 1,260,910
HubSpot, Inc.
(a)
...................... 158 90,264
Intuit, Inc. .......................... 383 235,158
Microsoft Corp. ...................... 30,258 11,358,551
Oracle Corp. ........................ 132 18,455
Palantir Technologies, Inc. , Class A
(a)
....... 4,035 340,554
RingCentral, Inc. , Class A
(a)
.............. 3,026 74,924
SailPoint, Inc.
(a)
...................... 1,997 37,444
Salesforce, Inc. ...................... 452 121,299
ServiceNow, Inc.
(a)
.................... 1,472 1,171,918
Security
Shares
Shares Value
Software (continued)
Varonis Systems, Inc.
(a)
................. 1,319 $ 53,353
18,200,300
Specialized REITs — 1.2%
CubeSmart ......................... 17,009 726,454
Digital Realty Trust, Inc. ................ 1,474 211,210
Equinix, Inc. ........................ 550 448,443
Extra Space Storage, Inc. ............... 213 31,628
Iron Mountain, Inc. .................... 9,057 779,264
2,196,999
Specialty Retail — 2.0%
AutoNation, Inc.
(a)
..................... 449 72,702
Bath & Body Works, Inc. ................ 3,690 111,881
Home Depot, Inc. (The) ................ 6,861 2,514,488
Lithia Motors, Inc. , Class A .............. 391 114,774
TJX Cos., Inc. (The) ................... 5,113 622,763
Urban Outfitters, Inc.
(a)
................. 2,636 138,127
3,574,735
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. ......................... 53,569 11,899,282
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp. , Class A ............. 1,646 363,338
Tobacco — 0.9%
Philip Morris International, Inc. ............ 9,669 1,534,760
Total Long-Term Investments — 99 .1%
(Cost: $ 160,465,674 ) .............................. 178,817,679
Short-Term Securities
Money Market Funds — 2.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 3,467,525 3,469,259
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 1,681,158 1,681,158
Total Short-Term Securities — 2 .9%
(Cost: $ 5,150,417 ) ............................... 5,150,417
Total Investments — 102 .0%
(Cost: $ 165,616,091 ) .............................. 183,968,096
Liabilities in Excess of Other Assets — (2.0) % ............. (3,658,161)
Net Assets — 100.0% ...............................
$ 180,309,935
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,859,999 $ — $ (390,514)
(a)
$ (250) $ 24 $ 3,469,259 3,467,525 $ 1,736
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,976,098 — (294,940)
(a)
— — 1,681,158 1,681,158 17,593 —
$ (250) $ 24 $ 5,150,417 $ 19,329 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Advantage Large Cap Core V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 6 06/20/25 $ 1,696 $ (10,087)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 178,817,679 $ — $ — $ 178,817,679
Short-Term Securities
Money Market Funds ...................................... 5,150,417 — — 5,150,417
$ 183,968,096 $ — $ — $ 183,968,096
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (10,087) $ — $ — $ (10,087)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust